Cover	Nov. 15, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 15, 2021
Entity File Number	333-253544
Entity Registrant Name	AF ACQUISITION CORP.
Entity Central Index Key	0001841661
Entity Tax Identification Number	86-1456857
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	139 North County Road
Entity Address, Address Line Two	Floor 2, Suite 35
Entity Address, City or Town	Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33480
City Area Code	(561)
Local Phone Number	838-9494
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, par value $0.0001 per share, and one-third of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, par value $0.0001 per share, and one-third of one Redeemable Warrant
Trading Symbol	AFAQU
Security Exchange Name	NASDAQ
Shares of Class A common stock, par value $0.0001 per share, included as part of the Units
Title of 12(b) Security	Shares of Class A common stock, par value $0.0001 per share, included as part of the Units
Trading Symbol	AFAQ
Security Exchange Name	NASDAQ
Redeemable Warrants included as part of the Units
Title of 12(b) Security	Redeemable Warrants included as part of the Units
Trading Symbol	AFAQW
Security Exchange Name	NASDAQ